Share-Based Compensation - Summary of Valuation Assumptions Used (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	34.50%	55.90%
Time to maturity (in years)	2 years 8 months 12 days	3 years 8 months 12 days
2018 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility			54.64%
Expected volatility, Maximum			56.31%
Expected volatility, Minimum			54.64%
Risk-free interest rate (per annum)			2.15%
Risk-free interest rate, Maximum			2.75%
Risk-free interest rate, Minimum			2.15%
Exercise multiple			2.80
Time to maturity (in years)			10 years
2019 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility		54.88%
Risk-free interest rate (per annum)		0.79%
Exercise multiple		2.80
Expected dividend yield
Time to maturity (in years)		10 years
2020 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility		56.51%
Risk-free interest rate (per annum)		0.86%
Exercise multiple, Maximum		2.20
Exercise multiple, Minimum		2.80
Time to maturity (in years)		10 years
2021 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility, Maximum	54.37%
Expected volatility, Minimum	51.77%
Risk-free interest rate, Maximum	1.68%
Risk-free interest rate, Minimum	1.44%
Exercise multiple, Maximum	2.2
Exercise multiple, Minimum	2.80
Time to maturity (in years)	10 years